As filed with the Securities and Exchange Commission on October 27, 2021

1933 Act File No. 333-256350

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

20 GREENWAY PLAZA SUITE 450
HOUSTON, TEXAS 77046
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (713) 661-3500

Send Copies of Communications to:

TAMMIRA PHILIPPE, PRESIDENT BRIDGEWAY CAPITAL MANAGEMENT, LLC BRIDGEWAY FUNDS, INC. 20 GREENWAY PLAZA, SUITE 450 HOUSTON, TEXAS 77046	PRUFESH R. MODHERA, ESQ. STRADLEY, RONON, STEVENS, & YOUNG LLP 2000 K STREET, NW, SUITE 700 WASHINGTON, DISTRICT OF COLUMBIA 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Title of Securities Being Registered: Class N Shares of Beneficial Interest, no par value, of Small-Cap Value Fund.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--- CONTENTS ---

This Registration Statement includes the following:

1.  Facing Page

2.  Contents Page

3.  Part A - Proxy Statement/Prospectus

4.  Part B - Statement of Additional Information

5.  Part C - Other Information

6.  Signatures

7.  Exhibits

PART A

Part A, the definitive Proxy Statement/Prospectus dated June 30, 2021, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [Accession No. 0001137439-21-000618] on July 2, 2021, and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information dated June 30, 2021, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [Accession No. 0001137439-21-000618] on July 2, 2021, and is incorporated herein by reference.

BRIDGEWAY FUNDS, INC.
Part C
Other Information

Item 15.  Indemnification

Article Tenth of the Articles of Incorporation, of Bridgeway Funds, Inc. (the “Registrant”), provides that any present or former director, officer, employee or agent of the Registrant, shall be entitled to indemnification to the fullest extent permitted by law, including under the Investment Company Act of 1940, as amended except to the extent such director, officer, employee or agent has been adjudicated to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Registrant has entered into indemnification agreements with each of the Registrant’s independent directors. The indemnification agreements generally provide that the Registrant shall indemnify indemnitee, as otherwise to the maximum extent permitted by Maryland law, for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually incurred by indemnitee or on indemnitee’s behalf in connection with any such proceeding unless it is established that (a) the act or omission of indemnitee was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) indemnitee actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, indemnitee had reasonable cause to believe that his conduct was unlawful. The Registrant will also indemnify indemnitee against all expenses actually incurred by indemnitee or on indemnitee’s behalf where indemnitee is made a witness or otherwise asked to participate in any proceeding but is not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the registrant by such director, officer or controlling person and the SEC is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

(1)	(a)
Articles of Incorporation of Bridgeway Funds, Inc., dated as of October 19, 1993, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

	(b)	Articles Supplementary, dated as of March 4, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 27 on March 10, 2010, is hereby incorporated by reference.
	(c)	Articles of Amendment, dated as of June 28, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 32 on October 27, 2010, is hereby incorporated by reference.
	(d)	Articles Supplementary, dated as of November 16, 2010, filed electronically as an exhibit to Post-Effective Amendment No. 34 on December 27, 2010, is hereby incorporated by reference.
	(e)	Articles of Amendment, dated as of January 14, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.
	(f)	Articles Supplementary, dated as of May 23, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 38 on May 31, 2011, is hereby incorporated by reference.
	(g)	Articles Supplementary, dated as of February 10, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.
	(h)	Articles Supplementary, dated as of August 30, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.
	(i)	Articles of Amendment, dated as of June 4, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.
	(j)	Articles of Amendment, dated as of June 4, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.
	(k)	Articles Supplementary, dated as of February 12, 2016, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(l)	Articles Supplementary, dated as of May 17, 2018, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated into reference.
	(m)	Articles of Amendment, dated as of May 31, 2019, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.
(2)	(a)
Amended and Restated By-Laws of Bridgeway Funds, Inc., as amended, dated as of May 13, 2021, filed electronically as an exhibit to Post-Effective Amendment No. 61 on October 26, 2021, is hereby incorporated by reference.

(3)	(a)	Not Applicable.
(4)	(a)	Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is filed herewith as Exhibit EX-99.4.a.
(5)	(a)	See Articles Fifth, Seventh, Eighth and Ninth of the Articles of Incorporation of Bridgeway Funds, Inc. and Article IV of the Bylaws of Bridgeway Funds, Inc., which define the rights of shareholders.
(6)	(a)
Management Agreement, dated as of October 22, 2003, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(b)
Amendment to Management Agreement effective as of March 23, 2004, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, is hereby incorporated by reference.

(c)
Amendment to Management Agreement effective as of April 1, 2005, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 22 on October 28, 2005, is hereby incorporated by reference.

(d)
Amendment to Management Agreement effective as of June 7, 2006, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 23 on October 27, 2006, is hereby incorporated by reference.

(e)
Amendment to Management Agreement effective as of May 28, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(f)
Amendment to Management Agreement effective as of July 1, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 30 on August 27, 2010, is hereby incorporated by reference.

(g)
Amendment to Management Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(h)
Amendment to Management Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(i)
Amendment to Management Agreement effective as of February 10, 2012, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(j)
Amendment to Management Agreement effective as of February 10, 2012 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(k)
Amendment to Management Agreement effective as of February 10, 2017 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(l)
Amendment to Management Agreement effective as of February 10, 2017 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(m)
Amendment to Management Agreement effective as of February 10, 2017 by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(7)	(a)
Form of Dealer Agreement, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 26 on October 27, 2009, is hereby incorporated by reference.

(b)
Amended and Restated Distribution Agreement, dated as of November 12, 2010 by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 36 on March 18, 2011, is hereby incorporated by reference.

(c)
First Amendment to Amended and Restated Distribution Agreement effective as of December 31, 2010, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(d)
Second Amendment to Amended and Restated Distribution Agreement effective as of August 31, 2011, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(e)
Third Amendment to Amended and Restated Distribution Agreement effective as of February 3, 2012, by and between Bridgeway Funds, Inc. and Foreside Funds Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(f)
Fourth Amendment to Amended and Restated Distribution Agreement effective as of June 4, 2012, by and between Bridgeway Funds, Inc. and Foreside Funds Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(g)
Fifth Amendment to Amended and Restated Distribution Agreement effective as of March 31, 2016, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

(h)
Amended and Restated Distribution Agreement as novated on May 31, 2017, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(i)
First Amendment to Amended and Restated Distribution Agreement effective as of August 30, 2018, by and between Bridgeway Funds, Inc. and Foreside Fund Services LLC, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated by reference.

(j)
Second Amendment to Amended and Restated Distribution Agreement effective as of May 31, 2019, by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.

(k)
Amended and Restated Distribution Agreement as novated on September 30, 2021 by and between Bridgeway Funds, Inc. and Foreside Fund Services, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 61 on October 26, 2021, is hereby incorporated by reference.

(8)	(a)	Not Applicable.
(9)	(a)
Custody Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

(10)	(a)
Distribution Assistance, Promotion and Servicing Plan (Rule 12b-1 Plan), Amended on May 11, 2017, filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(b)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 31, 2011, filed electronically as an exhibit to Post-Effective Amendment No. 41 on October 27, 2011, is hereby incorporated by reference.

(c)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of February 10, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(d)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 30, 2012, filed electronically as an exhibit to Post-Effective Amendment No. 43 on October 26, 2012, is hereby incorporated by reference.

(e)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of February 12, 2016, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

(f)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of August 30, 2018, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated by reference.

(g)
Bridgeway Funds, Inc. Rule 18f-3 Plan dated as of October 31, 2003, with Amended and Restated Schedule A dated as of May 31, 2019, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.

(11)	(a)	Opinion of Stradley Ronon Stevens & Young, LLP, filed electronically as an exhibit to the N-14 Registration Statement filed on May 21, 2021, is hereby incorporated by reference.

(12)	(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders, is filed herewith as Exhibit EX-99.12.a.
(13)	(a)
Transfer Agency and Shareholder Services Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

(b)
Amendment #1 dated June 15, 2017 to Transfer Agency Services Agreement dated February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(c)
Amended and Restated Administrative Services Agreement dated as of July 1, 2021, by and between Bridgeway Funds, Inc. and Bridgeway Capital Management, LLC, filed electronically as an exhibit to Post-Effective Amendment No. 61 on October 26, 2021, is hereby incorporated by reference.

(d)
Fund Administration and Accounting Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

(e)
Notice of Assignment from BNY Mellon Investment Servicing (US) Inc. to The Bank of New York Mellon dated May 8, 2017, of the Fund Administration and Accounting Agreement dated as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 53 on October 25, 2017, is hereby incorporated by reference.

(f)
State Filing Services Agreement effective as of February 20, 2016, by and between Bridgeway Funds, Inc. and BNY Mellon Investment Servicing (US) Inc., filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.

	(g)	Form of Shareholder Services Agreement, filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016, is hereby incorporated by reference.
(h)
Investment Company Reporting Modernization Services Amendment to Administration and Accounting Services Agreement dated May 31, 2018, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 55 on October 24, 2018, is hereby incorporated by reference.

(i)
Amendment to Investment Company Reporting Modernization Services Amendment to Administration and Accounting Services Agreement dated December 1, 2018, by and between Bridgeway Funds, Inc. and The Bank of New York Mellon, filed electronically as an exhibit to Post-Effective Amendment No. 58 on October 25, 2019, is hereby incorporated by reference.

(j)
Investment Representation Letter between Bridgeway Funds, Inc. and initial stockholder, filed electronically as an exhibit to Post-Effective Amendment No. 17 on August 18, 2003, is hereby incorporated by reference.

(k)
Investment Representation Letters between Bridgeway Funds, Inc. and initial stockholders, filed electronically as an exhibit to Post-Effective Amendment No. 19 on August 27, 2004, are hereby incorporated by reference.

(14)	(a)	Consent of BBD, LLP, filed electronically as an exhibit to the N-14 Registration Statement filed on May 21, 2021, is hereby incorporated by reference.
(15)	(a)	Omitted Financial Statements – None.
(16)	(a)	Powers of Attorney, filed electronically as an exhibit to the N-14 Registration Statement filed on May 21, 2021, is hereby incorporated by reference.
(17)	(a)
Code of Ethics and Personal Trading Policy of Bridgeway Funds, Inc. and Bridgeway Capital Management, Inc., pursuant to Rule 17j-1 of the 1940 Act, dated as of April 1, 2021, filed electronically as an exhibit to the N-14 Registration Statement filed on May 21, 2021, is hereby incorporated by reference.

Item 17.  Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 27th day of October, 2021.

Bridgeway Funds, Inc.

/s/ Tammira Philippe
Tammira Philippe, President
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ TAMMIRA PHILIPPE	President	October 27, 2021
Tammira Philippe

JOHN N. R. MONTGOMERY*	Vice President and Director	October 27, 2021
John N. R. Montgomery

/s/ DEBORAH L. HANNA	Secretary, Treasurer, and Chief Compliance Officer	October 27, 2021
Deborah L. Hanna

KAREN S. GERSTNER*	Director	October 27, 2021
Karen S. Gerstner

MILES D. HARPER, III*	Director	October 27, 2021
Miles D. Harper, III

EVAN HARREL*	Director	October 27, 2021
Evan Harrel

* By	/s/ Tammira Philippe
Tammira Philippe
*  as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Form N-14 on May 21, 2021).

INDEX

Exhibit Number	Description
(4)(a)	Plan of Reorganization
(12)(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders